Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts			Value
Corporate Bonds– 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22((cost $1)	100	INR	$1
Common Stocks– 100.0%
Automobiles – 2.9%
Ford Otomotiv Sanayi AS	3,426		64,397
Guangzhou Automobile Group Co Ltd	128,000		111,664
			176,061
Banks – 13.7%
Al Rajhi Bank	1,874		61,262
Industrial Bank of Korea	8,711		76,398
Kuwait Finance House KSCP	20,563		56,147
Malayan Banking Bhd	148,300		285,007
Qatar International Islamic Bank QSC	14,921		39,818
Sberbank of Russia PJSC (ADR)	15,314		284,538
Woori Financial Group Inc	3,465		33,721
			836,891
Capital Markets – 2.3%
Korea Investment Holdings Co Ltd	1,299		93,325
Meritz Securities Co Ltd	11,736		48,975
			142,300
Chemicals – 4.7%
PhosAgro PJSC (GDR)	5,823		131,515
Yanbu National Petrochemical Co	8,174		155,196
			286,711
Commercial Services & Supplies – 1.1%
A-Living Services Co Ltd (144A)	19,500		69,038
Communications Equipment – 1.2%
Accton Technology Corp	8,000		75,222
Construction & Engineering – 1.2%
China State Construction International Holdings Ltd	82,000		71,630
Construction Materials – 2.2%
Ambuja Cements Ltd	25,519		137,447
Diversified Financial Services – 1.0%
Rural Electrification Corp Ltd	28,054		59,397
Diversified Telecommunication Services – 5.2%
Bharti Infratel Ltd	30,729		126,445
Chunghwa Telecom Co Ltd	48,000		189,871
			316,316
Electric Utilities – 6.4%
Power Grid Corp of India Ltd	59,890		151,868
Tenaga Nasional Bhd	102,300		235,634
			387,502
Electronic Equipment, Instruments & Components – 2.2%
Delta Electronics Inc	6,000		53,982
WPG Holdings Ltd	46,000		79,903
			133,885
Food & Staples Retailing – 3.7%
Shoprite Holdings Ltd	18,914		224,106
Food Products – 0%
China Huishan Dairy Holdings Co Ltd*,¢	55,000		0
Gas Utilities – 0.7%
Indraprastha Gas Ltd	6,419		45,748
Interactive Media & Services – 3.7%
Tencent Holdings Ltd	3,800		222,817
Internet & Direct Marketing Retail – 3.9%
Alibaba Group Holding Ltd*	10,436		194,116
Meituan Dianping (144A)*	1,500		46,842
			240,958
Life Sciences Tools & Services – 1.3%
Divi's Laboratories Ltd	1,196		76,985
Metals & Mining – 1.4%
Polymetal International PLC	4,946		83,750
Oil, Gas & Consumable Fuels – 9.4%
Adaro Energy Tbk PT	629,000		76,987
China Shenhua Energy Co Ltd	27,000		63,067
Gazprom PJSC (ADR)	651		6,408
PTT PCL	154,700		177,719

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Rosneft Oil Co PJSC (GDR)*	29,956	$249,756
		573,937
Pharmaceuticals – 0.8%
Ipca Laboratories Ltd	1,449	47,143
Real Estate Management & Development – 3.6%
CIFI Holdings Group Co Ltd	108,000	73,214
Land & Houses PCL	225,100	52,535
Logan Property Holdings Co Ltd	9,000	9,371
Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	50,800	46,003
Yuexiu Property Co Ltd	40,400	37,899
		219,022
Semiconductor & Semiconductor Equipment – 9.9%
Hanergy Thin Film Power Group - SPV Shares*,¢	52,000	0
MediaTek Inc	6,000	193,417
Novatek Microelectronics Corp	4,000	58,078
Taiwan Semiconductor Manufacturing Co Ltd	17,000	350,589
		602,084
Specialty Retail – 5.0%
Abu Dhabi National Oil Co	87,505	99,389
Topsports International Holdings Ltd (144A)	30,000	33,855
Zhongsheng Group Holdings Ltd	21,000	168,791
		302,035
Technology Hardware, Storage & Peripherals – 6.6%
Pegatron Corp	67,000	160,174
Samsung Electronics Co Ltd	3,602	224,374
Wistron Corp	19,000	18,718
		403,266
Transportation Infrastructure – 1.8%
International Container Terminal Services Inc	28,550	109,099
Wireless Telecommunication Services – 4.1%
Globe Telecom Inc	1,235	72,231
MTN Group Ltd*	6,174	57,979
PLDT Inc	3,655	120,534
		250,744
Total Common Stocks (cost $6,280,126)		6,094,094
Investment Companies– 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $35,568)	35,564	35,568
Total Investments (total cost $6,315,695) – 100.6%		6,129,663
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(34,815)
Net Assets – 100%		$6,094,848

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Taiwan	$1,179,954	19.3%
China	1,148,307	18.7
Russia	755,967	12.3
India	645,034	10.5
Malaysia	520,641	8.5
South Korea	476,793	7.8
Philippines	301,864	4.9
South Africa	282,085	4.6
Thailand	230,254	3.8
Saudi Arabia	216,458	3.5
United Arab Emirates	99,389	1.6
Indonesia	76,987	1.3
Turkey	64,397	1.1
Kuwait	56,147	0.9
Qatar	39,818	0.6
United States	35,568	0.6

Total	$6,129,663	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$5	$-	$-	$35,568

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	-	844,298	(808,730)	35,568

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $149,735, which represents 2.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2021.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2021 is $0, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Food Products	-	-	0
Semiconductor & Semiconductor Equipment	-	602,084	0
All Other	-	5,492,010	-
Investment Companies	-	35,568	-
Total Assets	$-	$6,129,663	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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